Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.26%
FHLMC	4.50%	6-1-2024	$26,429	$26,420
FHLMC	4.50	9-1-2026	75,542	75,534
FHLMC	7.00	6-1-2031	132,703	136,363
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.67	5-25-2044	878,670	877,928
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	372,117	405,038
FHLMC (1 Year Treasury Constant Maturity+2.21%)±	4.68	5-1-2035	65,732	65,803
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.61	3-1-2035	243,529	247,202
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	4.80	4-1-2038	198,681	200,936
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	4.80	9-1-2038	459,196	463,606
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.20	10-1-2038	221,378	218,060
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.25	4-1-2032	24,614	24,514
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.38	6-1-2032	214	213
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.02	11-1-2035	531,010	544,859
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2041	500,483	483,345
FHLMC Series 4889 Class CD	3.00	4-15-2049	580,946	501,942
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	5.94	12-25-2049	2,741,017	2,628,405
FNMA	4.50	1-1-2027	151,016	151,294
FNMA	5.00	6-1-2024	9,744	9,665
FNMA	6.50	8-1-2031	165,493	168,916
FNMA (1 Year Treasury Constant Maturity+2.02%)±	5.61	12-1-2034	92,502	94,376
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.32	11-1-2031	29,444	29,176
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.38	12-1-2040	1,034,074	1,052,641
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.41	9-1-2035	103,602	104,586
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.58	10-1-2034	2,653	2,701
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.34	6-1-2032	49,990	49,875
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.35	6-1-2034	320,435	321,530
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.07	11-1-2038	247,497	252,714
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.57	7-1-2038	874,610	892,610
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.60	12-1-2040	75,591	74,883
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.38	11-1-2035	35,958	35,589
FNMA (1 Year Treasury Constant Maturity+2.28%)±	5.51	8-1-2036	561,795	573,196
FNMA (1 Year Treasury Constant Maturity+2.31%)±	5.61	5-1-2036	170,850	172,913
FNMA (1 Year Treasury Constant Maturity+2.36%)±	5.54	11-1-2034	273,113	279,689
FNMA (12 Month Treasury Average+2.05%)±	6.80	8-1-2045	146,629	143,891
FNMA (RFUCCT1Y+1.77%)±	5.35	7-1-2044	652,874	669,058
FNMA (RFUCCT6M+1.38%)±	7.00	10-1-2031	32,606	32,662
FNMA (RFUCCT6M+1.51%)±	4.90	9-1-2037	163,186	164,468
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	158,029	159,370
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	236,805	243,861
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	207,651	217,579
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	233,925	252,150
FNMA Series 2002-W4 Class A6±±	4.28	5-25-2042	276,400	264,633
FNMA Series 2003-W11 Class A1±±	6.45	6-25-2033	9,101	9,067
FNMA Series 2003-W3 Class 1A4±±	4.22	8-25-2042	16,200	14,956
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	5.76	3-25-2037	180,363	174,060
FNMA Series 2010-37 Class A1	5.41	5-25-2035	155,429	154,249
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	4.89%	3-25-2043	$2,273,563	$2,241,007
FNMA Series 2014-19 Class HA	2.00	6-25-2040	129,763	121,099
GNMA	7.00	6-15-2033	187,083	193,499
Total agency securities (Cost $16,410,560)				16,222,131
Asset-backed securities: 24.48%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.51%)144A±	6.84	1-15-2037	4,000,000	3,932,035
American Credit Acceptance Receivables Trust Series 2021-1 Class C144A	0.83	3-15-2027	692,627	690,377
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,596,551	1,410,155
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	1,897,082	1,774,845
Black Diamond CLO Ltd. Series 2017-1A Class A1AR (U.S. SOFR 3 Month+1.31%)144A±	6.71	4-24-2029	347,608	346,700
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	6.08	11-25-2069	4,501,381	4,421,311
Carlyle C17 CLO Ltd. Series C17A Class A1AR (U.S. SOFR 3 Month+1.29%)144A±	6.68	4-30-2031	2,924,036	2,914,747
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3 (U.S. SOFR 3 Month+1.24%)144A±	6.66	7-20-2031	10,455,794	10,419,198
Carvana Auto Receivables Trust Series 2019-4A Class D144A	3.07	7-15-2025	1,260,578	1,257,567
CCG Receivables Trust Series 2022-1 Class A2144A	3.91	7-16-2029	2,863,003	2,818,445
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	4,298,636	4,151,864
CFMT LLC Series 2021-EBO1 Class A144A±±	0.98	11-25-2050	3,134,974	2,885,783
CFMT LLC Series 2021-HB7 Class A144A±±	1.15	10-27-2031	2,848,015	2,737,952
CIFC Funding Ltd. Series 2018-1A Class A (U.S. SOFR 3 Month+1.26%)144A±	6.66	4-18-2031	1,717,861	1,711,196
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	2,032,128	1,895,875
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	15,810,000	15,284,918
Dryden 30 Senior Loan Fund Series 2013-30A Class AR (U.S. SOFR 3 Month+1.08%)144A±	6.46	11-15-2028	3,032,251	3,019,348
Dryden 80 CLO Ltd. Series 2019-80A Class AR (U.S. SOFR 3 Month+1.25%)144A±	6.65	1-17-2033	11,000,000	10,897,688
DT Auto Owner Trust Series 2019-4A Class D144A	2.85	7-15-2025	1,693,886	1,684,856
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	6.59	11-25-2069	4,353,426	4,325,091
Enterprise Fleet Funding LLC Series 2021-1 Class A2144A	0.44	12-21-2026	1,286,100	1,270,166
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	6.57	9-25-2033	140,483	136,326
Exeter Automobile Receivables Trust Series 2020-1A Class D144A	2.73	12-15-2025	2,495,522	2,457,577
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	7,211,530	7,056,869
Flagship Credit Auto Trust Series 2018-3 Class D144A	4.15	12-16-2024	234,647	234,506
GLS Auto Receivables Issuer Trust Series 2019-3A Class C144A	2.96	5-15-2025	245,504	244,989
GLS Auto Receivables Issuer Trust Series 2020-1A Class C144A	2.72	11-17-2025	2,140,478	2,129,822
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	11,325,000	10,869,571
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	6.44	9-17-2036	4,423,969	4,317,066
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Mercury Financial Credit Card Master Trust Series 2022-1A Class A144A	2.50%	9-21-2026	$20,000,000	$19,356,016
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	6.53	10-16-2036	11,995,197	11,747,796
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.68	2-19-2037	13,025,000	12,711,254
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.29	7-15-2036	3,281,749	3,233,204
MNR ABS Issuer I LLC‡	8.12	12-15-2038	2,860,000	2,860,000
Navient Private Education Refinance Loan Trust Series 2018-CA Class A2144A	3.52	6-16-2042	185,624	183,423
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	6,327,880	5,358,379
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	6.49	7-26-2066	5,027,291	4,989,279
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.26%)144A±	6.68	3-17-2030	10,035,052	10,008,626
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	2,449,864	2,408,752
OnDeck Asset Securitization Trust LLC Series 2021-1A Class A144A	1.59	5-17-2027	8,500,000	8,266,101
OneMain Direct Auto Receivables Trust Series 2021-1A Class A144A	0.87	7-14-2028	11,011,445	10,518,397
Palmer Square CLO Ltd. Series 2013-2A Class A1A3 (U.S. SOFR 3 Month+1.26%)144A±	6.66	10-17-2031	17,785,000	17,714,245
PFS Financing Corp. Series 2021-A Class A144A	0.71	4-15-2026	9,340,000	9,157,721
Santander Drive Auto Receivables Trust Series 2020-4 Class D	1.48	1-15-2027	16,842,165	16,436,033
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.15	12-17-2068	14,034,331	13,710,599
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.99	5-26-2055	2,985,482	2,911,505
SoFi Consumer Loan Program Trust Series 2021-1 Class A144A	0.49	9-25-2030	39,411	39,265
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	6.74	4-15-2030	6,141,089	6,122,549
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	2,169,536	1,986,723
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (U.S. SOFR 3 Month+1.28%)144A±	6.68	10-13-2032	7,685,000	7,640,840
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	6.66	10-18-2030	12,052,389	12,011,752
Towd Point Asset Trust Series 2018-SL1 Class A (U.S. SOFR 1 Month+0.71%)144A±	6.06	1-25-2046	252,440	251,858
TRTX Issuer Ltd. Series 2022-FL5 Class A (30 Day Average U.S. SOFR+1.65%)144A±	6.97	2-15-2039	15,000,000	14,531,250
Voya CLO Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.21%)144A±	6.61	4-17-2030	5,833,925	5,818,757
Zais CLO Ltd. Series 2020-14A Class A1AR (U.S. SOFR 3 Month+1.46%)144A±	6.86	4-15-2032	8,762,737	8,761,214
Total asset-backed securities (Cost $323,964,074)				316,032,381
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 26.57%
Basic materials: 0.12%
Chemicals: 0.12%
Celanese U.S. Holdings LLC	6.05%	3-15-2025	$1,515,000	$1,517,397
Communications: 0.82%
Media: 0.63%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	8,000,000	8,100,730
Telecommunications: 0.19%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	2,503,875	2,483,063
Consumer, cyclical: 6.30%
Airlines: 0.53%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	6,666,670	6,506,069
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	5-15-2027	331,792	314,094
				6,820,163
Apparel: 0.92%
Michael Kors USA, Inc.144A	4.25	11-1-2024	9,074,000	8,881,450
Tapestry, Inc.	7.05	11-27-2025	3,000,000	3,037,167
				11,918,617
Auto manufacturers: 3.72%
Daimler Truck Finance North America LLC144A	1.13	12-14-2023	10,780,000	10,765,767
Daimler Truck Finance North America LLC144A	5.15	1-16-2026	7,800,000	7,750,016
Ford Motor Credit Co. LLC	2.30	2-10-2025	8,000,000	7,602,462
General Motors Financial Co., Inc.	5.40	4-6-2026	5,000,000	4,977,024
Hyundai Capital America144A	0.80	1-8-2024	10,000,000	9,948,202
Mercedes-Benz Finance North America LLC144A	5.20	8-3-2026	7,000,000	7,005,319
				48,048,790
Lodging: 1.13%
Las Vegas Sands Corp.	3.20	8-8-2024	14,845,000	14,510,624
Consumer, non-cyclical: 1.22%
Pharmaceuticals: 1.22%
Bayer U.S. Finance II LLC144A	3.88	12-15-2023	10,700,000	10,691,906
Bayer U.S. Finance LLC144A	6.13	11-21-2026	5,000,000	5,012,586
				15,704,492
Financial: 14.28%
Banks: 6.75%
Bank of America Corp. (U.S. SOFR+0.65%)±	1.53	12-6-2025	4,500,000	4,287,976
Bank of America Corp. (U.S. SOFR+0.67%)±	1.84	2-4-2025	8,000,000	7,935,947
Citigroup, Inc. (U.S. SOFR+0.67%)±	0.98	5-1-2025	2,000,000	1,954,795
Citigroup, Inc. (U.S. SOFR+0.69%)±	6.03	10-30-2024	8,000,000	7,993,920
Goldman Sachs Group, Inc. (U.S. SOFR+0.49%)±	5.83	10-21-2024	8,000,000	7,977,360
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
JPMorgan Chase & Co. (U.S. SOFR+0.49%)±	0.77%	8-9-2025	$6,000,000	$5,778,817
JPMorgan Chase & Co. (U.S. SOFR+0.92%)±	6.27	2-24-2026	5,000,000	4,996,850
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.54%)±	0.82	6-1-2025	6,280,000	6,109,974
Morgan Stanley (U.S. SOFR+0.56%)±	1.16	10-21-2025	8,000,000	7,636,531
Morgan Stanley (U.S. SOFR+1.16%)±	3.62	4-17-2025	10,000,000	9,907,177
National Securities Clearing Corp.144A	5.15	5-30-2025	4,000,000	3,993,252
Omega Healthcare Investors, Inc.	4.50	1-15-2025	3,640,000	3,557,222
Santander Holdings USA, Inc. (U.S. SOFR+1.38%)±	4.26	6-9-2025	7,900,000	7,759,800
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	7,000,000	7,214,851
				87,104,472
Insurance: 6.72%
Allied World Assurance Co. Holdings Ltd.	4.35	10-29-2025	4,700,000	4,542,655
Athene Global Funding144A	0.91	8-19-2024	5,000,000	4,808,725
Brighthouse Financial Global Funding144A	1.75	1-13-2025	11,340,000	10,811,100
Equitable Financial Life Global Funding144A	5.50	12-2-2025	10,615,000	10,525,203
GA Global Funding Trust144A	1.00	4-8-2024	20,775,000	20,349,759
Met Tower Global Funding144A	0.70	4-5-2024	12,000,000	11,787,243
Principal Life Global Funding II144A	1.38	1-10-2025	13,000,000	12,416,958
Protective Life Global Funding144A	0.47	1-12-2024	10,000,000	9,940,778
Security Benefit Global Funding144A	1.25	5-17-2024	1,665,000	1,622,202
				86,804,623
REITS: 0.81%
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	10,766,000	10,453,109
Industrial: 1.57%
Aerospace/defense: 0.38%
Boeing Co.	1.43	2-4-2024	5,000,000	4,961,836
Hand/machine tools: 0.41%
Regal Rexnord Corp.144A	6.05	2-15-2026	5,255,000	5,245,825
Trucking & leasing: 0.78%
DAE Funding LLC144A	1.55	8-1-2024	5,250,000	5,079,607
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	5,000,000	4,982,024
				10,061,631
Technology: 0.22%
Computers: 0.22%
Western Digital Corp.	4.75	2-15-2026	3,000,000	2,894,298
Utilities: 2.04%
Electric: 2.04%
CenterPoint Energy, Inc. (U.S. SOFR+0.65%)±	6.00	5-13-2024	3,840,000	3,838,468
NextEra Energy Capital Holdings, Inc.	6.05	3-1-2025	6,250,000	6,272,513
NextEra Energy Operating Partners LP144A	4.25	7-15-2024	2,030,000	2,002,854
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Oncor Electric Delivery Co. LLC	2.95%	4-1-2025	$5,105,000	$4,946,669
Vistra Operations Co. LLC144A	3.55	7-15-2024	9,500,000	9,302,240
				26,362,744
Total corporate bonds and notes (Cost $348,939,359)				342,992,414

	Shares
Investment companies: 2.96%
Exchange-traded funds: 2.96%
iShares 0-5 Year High Yield Corporate Bond ETF	314,900	13,143,926
SPDR Portfolio Short Term Corporate Bond ETF	847,800	25,120,314
Total investment companies (Cost $39,934,659)		38,264,240

			Principal
Municipal obligations: 0.13%
Indiana: 0.13%
Education revenue: 0.13%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	6.23	2-25-2044	$1,719,768	1,716,989
Total municipal obligations (Cost $1,704,784)				1,716,989
Non-agency mortgage-backed securities: 14.17%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	658,143	604,729
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	527,552	466,075
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	2,027,906	1,828,820
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	753,717	713,853
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	1,027,812	959,083
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	385,608	381,656
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	5.26	6-19-2031	77,222	74,327
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	5.39	6-19-2031	48,214	46,258
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	12,182,818	11,271,927
Citigroup Global Markets Mortgage Securities VII, Inc. Series 1990-2 Class A±±	0.20	11-25-2049	65,811	65,513
COLT Mortgage Loan Trust Series 2020-2 Class A1144A±±	1.85	3-25-2065	47,475	47,142
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	10,395,747	8,445,926
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	2,465,612	2,043,724
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1144A	1.62	4-25-2065	37,233	37,080
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	570,571	557,683
CSMC Trust Series 2020-AFC1 Class A3144A±±	2.51	2-25-2050	1,408,804	1,279,774
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	3,902,053	3,256,657
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	6,068,805	5,037,789
Ellington Financial Mortgage Trust Series 2020-1 Class A1144A±±	2.01	5-25-2065	240,594	230,739
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	578,864	472,899
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	14,107,749	12,294,226
GS Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,233,338	1,216,665
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38%	9-27-2060	$1,059,062	$950,448
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	22,449	21,087
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	2,267,869	1,999,875
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,871,000	1,515,547
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	6,104,144	4,924,050
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A	4.38	5-25-2067	13,093,201	12,326,975
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	6.58	6-15-2035	3,571,081	3,163,599
JP Morgan Mortgage Trust Series 2019-7 Class B2A144A±±	2.99	2-25-2050	2,255,531	1,799,205
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	7,085,214	6,583,277
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	4.75	10-25-2032	1,405	1,323
Med Trust Series 2021-MDLN Class A (U.S. SOFR 1 Month+1.06%)144A±	6.39	11-15-2038	7,961,790	7,766,921
MFA Trust Series 2020-NQM1 Class A1144A±±	1.48	3-25-2065	1,013,145	932,417
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	966,271	855,931
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	3,018,160	2,661,657
Mill City Mortgage Loan Trust Series 2017-2 Class A1144A±±	2.75	7-25-2059	64,092	63,797
Mill City Mortgage Loan Trust Series 2018-2 Class A1144A±±	3.50	5-25-2058	500,480	490,424
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	5,291,499	4,498,785
NewRez Warehouse Securitization Trust Series 2021-1 Class A (U.S. SOFR 1 Month+0.86%)144A±	6.21	5-25-2055	8,666,667	8,646,279
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	635,107	549,773
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	4,142,092	3,062,103
OPG Trust Series 2021-PORT Class A (U.S. SOFR 1 Month+0.60%)144A±	5.92	10-15-2036	16,458,829	16,024,936
Ready Capital Mortgage Trust Series 2019-5 Class A144A	3.78	2-25-2052	73,118	72,874
Residential Mortgage Loan Trust Series 2019-2 Class A1144A±±	2.91	5-25-2059	79,179	78,432
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	2,266,089	2,061,042
SPGN Mortgage Trust Series 2022-TFLM Class A (U.S. SOFR 1 Month+1.55%)144A±	6.87	2-15-2039	20,000,000	19,272,322
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	2,698,363	2,506,563
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	2,255,882	2,003,506
Towd Point Mortgage Trust Series 2017-1 Class A1144A±±	2.75	10-25-2056	139,623	138,503
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	741,210	703,020
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	782,239	743,829
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	1,302,586	1,250,567
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	2,950,546	2,806,465
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	11,577,859	9,543,255
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.22	2-15-2032	3,574,342	3,535,805
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	952,560	918,897
Verus Securitization Trust Series 2020-2 Class A1144A±±	2.23	5-25-2060	111,689	109,001
Verus Securitization Trust Series 2020-INV1 Class A1144A±±	1.98	3-25-2060	143,554	141,584
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	3,049,563	2,564,710
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03%	2-25-2066	$1,783,589	$1,488,096
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	3,075,979	2,716,257
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.55	8-25-2032	78,194	78,664
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.55	8-25-2032	37,460	36,563
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.63	12-28-2037	63,143	62,093
Total non-agency mortgage-backed securities (Cost $203,109,697)				183,003,002
U.S. Treasury securities: 1.10%
U.S. Treasury Notes	4.63	2-28-2025	4,800,000	4,775,062
U.S. Treasury Notes	4.63	3-15-2026	9,380,000	9,383,298
Total U.S. Treasury securities (Cost $14,396,082)				14,158,360
Yankee corporate bonds and notes: 9.60%
Energy: 0.38%
Oil & gas: 0.38%
Harvest Operations Corp.144A	1.00	4-26-2024	5,000,000	4,905,106
Financial: 8.06%
Banks: 6.53%
Banco Santander SA	3.89	5-24-2024	10,000,000	9,908,624
Banque Federative du Credit Mutuel SA144A	4.94	1-26-2026	5,000,000	4,922,668
Barclays PLC (1 Year Treasury Constant Maturity+0.80%)±	1.01	12-10-2024	5,135,000	5,100,061
Credit Suisse AG	3.63	9-9-2024	4,000,000	3,920,545
Danske Bank AS (1 Year Treasury Constant Maturity+1.45%)144A±	3.77	3-28-2025	16,850,000	16,708,082
Federation des Caisses Desjardins du Quebec144A	4.40	8-23-2025	12,000,000	11,729,870
HSBC Holdings PLC (U.S. SOFR 3 Month+1.47%)±	3.80	3-11-2025	10,000,000	9,933,778
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.08%)±	5.72	2-20-2026	5,000,000	4,997,738
Sumitomo Mitsui Financial Group, Inc.	5.46	1-13-2026	10,000,000	9,992,067
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,077,745
				84,291,178
Savings & loans: 1.53%
Nationwide Building Society144A	0.55	1-22-2024	20,000,000	19,855,502
Technology: 1.16%
Semiconductors: 1.16%
Renesas Electronics Corp.144A	1.54	11-26-2024	15,670,000	14,962,226
Total yankee corporate bonds and notes (Cost $125,607,753)				124,014,012

	Yield	Shares
Short-term investments: 19.28%
Investment companies: 4.93%
Allspring Government Money Market Fund Select Class♠∞	5.29	63,660,259	63,660,259
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 14.35%
U.S. Treasury Bills☼		5.29%	12-19-2023	$25,000,000	$24,934,019
U.S. Treasury Bills☼		5.30	12-14-2023	25,000,000	24,952,589
U.S. Treasury Bills☼		5.31	12-7-2023	40,000,000	39,964,824
U.S. Treasury Bills☼		5.31	1-11-2024	20,000,000	19,879,847
U.S. Treasury Bills☼		5.32	1-9-2024	25,000,000	24,908,344
U.S. Treasury Bills☼		5.38	2-22-2024	51,240,000	50,619,960
					185,259,583
Total short-term investments (Cost $248,911,648)					248,919,842
Total investments in securities (Cost $1,322,978,616)	99.55%				1,285,323,371
Other assets and liabilities, net	0.45				5,769,985
Total net assets	100.00%				$1,291,093,356

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$79,386,475	$254,574,819	$(270,301,035)	$0	$0	$63,660,259	63,660,259	$848,490
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	117	3-28-2024	$23,835,355	$23,921,930	$86,575	$0
5-Year U.S. Treasury Notes	89	3-28-2024	9,452,220	9,509,789	57,569	0
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(344)	3-19-2024	$(37,602,915)	$(37,770,125)	$0	$(167,210)
					$144,144	$(167,210)
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Income Fund

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued the methods discussed above are valued at their fair value, as determined in good faith by Allspring FundsManagement, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Ultra Short-Term Income Fund | 11

Notes to portfolio of investments—November 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$16,222,131	$0	$16,222,131
Asset-backed securities	0	313,172,381	2,860,000	316,032,381
Corporate bonds and notes	0	342,992,414	0	342,992,414
Investment companies	38,264,240	0	0	38,264,240
Municipal obligations	0	1,716,989	0	1,716,989
Non-agency mortgage-backed securities	0	183,003,002	0	183,003,002
U.S. Treasury securities	14,158,360	0	0	14,158,360
Yankee corporate bonds and notes	0	124,014,012	0	124,014,012
Short-term investments
Investment companies	63,660,259	0	0	63,660,259
U.S. Treasury securities	185,259,583	0	0	185,259,583
	301,342,442	981,120,929	2,860,000	1,285,323,371
Futures contracts	144,144	0	0	144,144
Total assets	$301,486,586	$981,120,929	$2,860,000	$1,285,467,515
Liabilities
Futures contracts	$167,210	$0	$0	$167,210
Total liabilities	$167,210	$0	$0	$167,210
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2023, $2,919,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Ultra Short-Term Income Fund